L-3 Holdings' Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
L-3 Holdings' Earnings Per Share

16. L-3 Holdings’ Earnings Per Share

A reconciliation of basic and diluted EPS is presented in the table below.

	Year Ended December 31,
	2013	2012	2011
	(in millions, except per share data)
Reconciliation of net income:
Net income	$787	$820	$968
Net income from continuing operations attributable to noncontrolling interests	(9)	(6)	(9)
Net income from discontinued operations attributable to noncontrolling interests	—	(4)	(3)
Net income allocable to participating securities	—	—	(2)

Net income allocable to L-3 Holdings common shareholders	$778	$810	$954

Earnings allocable to L-3 Holdings’ common shareholders:
Continuing operations	$778	$782	$853
Discontinued operations, net of income tax	—	28	101

Net income allocable to L-3 Holdings common shareholders	$778	$810	$954

Earnings per share allocable to L-3 Holdings’ common shareholders:
Basic:
Weighted average common shares outstanding	89.4	96.3	104.4

Basic earnings per share allocable to L-3 Holdings’ common shareholders:
Continuing operations	$8.70	$8.12	$8.17
Discontinued operations, net of income tax	—	0.29	0.97

Basic earnings per share	$8.70	$8.41	$9.14

Diluted:
Common and potential common shares:
Weighted average common shares outstanding	89.4	96.3	104.4
Assumed exercise of stock options	3.9	1.9	2.0
Unvested restricted stock awards	1.8	2.0	1.8
Employee stock purchase plan contributions	0.2	0.3	0.2
Performance unit awards	0.1	0.1	0.1
Assumed purchase of common shares for treasury	(4.5)	(3.0)	(2.9)
Assumed conversion of the CODES(1)	0.2	—	—

Common and potential common shares	91.1	97.6	105.6

Diluted earnings per share allocable to L-3 Holdings’ common shareholders:
Continuing operations	$8.54	$8.01	$8.08
Discontinued operations, net of income tax	—	0.29	0.95

Diluted earnings per share	$8.54	$8.30	$9.03

(1)	L-3 Holdings’ CODES had no impact on diluted EPS for the years ended December 31, 2012 and 2011 because the average market price of L-3 Holdings’ common stock during these periods was less than the price at which the CODES would have been convertible into L-3 Holdings’ common stock. As of December 31, 2013, 2012 and 2011, the conversion prices were $90.24, $91.21 and $96.48, respectively.

The computation of diluted EPS excluded stock options and employee stock purchase plan contributions of 0.9 million and 3.2 million for the years ended December 31, 2013 and 2012, as they were anti-dilutive. In addition, stock options of 3.2 million for the year ended December 31, 2011, were anti-dilutive and excluded from diluted EPS.